Current provisions and other current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current provisions and other current liabilities
Balance at the beginning of the period	€ 575,447
Foreign currency translation	(51,133)
Changes in consolidation group	19
Utilized	(481,140)
Reversed	(35,156)
Additions	489,361
Reclassifications	5,514
Balance at the end of the period	502,912
Miscellaneous current liabilities
Personnel liabilities	705,534	€ 688,829
Noncontrolling interests subject to put provisions	469,549	529,406
Unapplied cash and receivable credits	311,925	390,375
Invoices outstanding	160,196	157,302
Rent and lease obligations	111,196	116,120
Withholding tax and VAT	100,327	88,964
Interest liabilities	84,523	107,743
Legal matters, advisory and audit fees	38,553	18,868
Subsidiary Stock Incentive Plan	30,697	7,777
Bonuses, commissions	26,800	33,907
Variable payments outstanding for acquisitions	14,712	78,322
Derivatives	11,702	25,516
Other liabilities	275,134	218,132
Other current liabilities	2,340,848	2,461,261
Self-insurance programs
Current provisions and other current liabilities
Balance at the beginning of the period	249,961
Foreign currency translation	(30,500)
Utilized	(217,970)
Reversed	(31,990)
Additions	254,035
Balance at the end of the period	223,536
FCPA related charge
Current provisions and other current liabilities
Balance at the beginning of the period	10,616
Additions	200,000
Balance at the end of the period	210,616
Personnel expenses
Current provisions and other current liabilities
Balance at the beginning of the period	20,025
Foreign currency translation	(395)
Changes in consolidation group	4
Utilized	(10,827)
Reversed	(134)
Additions	13,228
Reclassifications	6,885
Balance at the end of the period	28,786
Provisions for share-based plans	6,845	€ 2,760
Risk of lawsuit
Current provisions and other current liabilities
Balance at the beginning of the period	6,868
Foreign currency translation	13,093
Utilized	(14,403)
Reversed	(43)
Additions	2,729
Balance at the end of the period	8,244
Settlement
Current provisions and other current liabilities
Balance at the beginning of the period	265,629
Foreign currency translation	(32,160)
Utilized	(226,795)
Balance at the end of the period	6,674
Other current provisions
Current provisions and other current liabilities
Balance at the beginning of the period	22,348
Foreign currency translation	(1,171)
Changes in consolidation group	15
Utilized	(11,145)
Reversed	(2,989)
Additions	19,369
Reclassifications	(1,371)
Balance at the end of the period	€ 25,056